Document and Entity Information	Dec. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2021
Entity Registrant Name	Loyalty Ventures Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40776
Entity Tax Identification Number	87-1353472
Entity Address, Address Line One	7500 DALLAS PARKWAY
Entity Address, Address Line Two	SUITE 700
Entity Address, City or Town	PLANO
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	972
Local Phone Number	338-5170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001870997
Title of 12(b) Security	Common stock
Trading Symbol	LYLT
Security Exchange Name	NASDAQ